Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.8%
Penn Series Flexibly Managed Fund*	25,669	$2,059,677
Penn Series Index 500 Fund*	259,789	8,905,551
Penn Series Large Cap Growth Fund*	65,103	2,058,561
Penn Series Large Cap Value Fund*	147,382	5,489,996
Penn Series Large Core Value Fund*	210,651	5,420,054
Penn Series Large Growth Stock Fund*	9,330	673,236
Penn Series Mid Cap Growth Fund*	33,638	1,344,516
Penn Series Mid Cap Value Fund*	53,320	1,354,855
Penn Series Mid Core Value Fund*	154,474	4,737,709
Penn Series Real Estate Securities Fund*	71,281	2,040,767
Penn Series Small Cap Growth Fund*	20,665	1,319,639
Penn Series Small Cap Index Fund*	38,026	1,290,219
Penn Series SMID Cap Growth Fund*	24,837	1,315,620
Penn Series SMID Cap Value Fund*	37,921	1,318,910
TOTAL AFFILIATED EQUITY FUNDS (Cost $28,194,311)		39,329,310

AFFILIATED FIXED INCOME FUNDS — 9.0%
Penn Series High Yield Bond Fund*	127,056	2,060,845
Penn Series Limited Maturity Bond Fund*	307,410	4,103,930
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $5,693,136)		6,164,775

AFFILIATED INTERNATIONAL EQUITY FUNDS — 32.8%
Penn Series Developed International Index Fund*	495,081	8,134,176
Penn Series Emerging Markets Equity Fund*	394,926	6,026,581
Penn Series International Equity Fund*	211,660	8,142,550
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $16,923,396)		22,303,307

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $405,514)	405,514	405,514
TOTAL INVESTMENTS — 100.2% (Cost $51,216,357)		$68,202,906
Other Assets & Liabilities — (0.2)%		(139,948)
TOTAL NET ASSETS — 100.0%		$68,062,958

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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